Offerings - Offering: 1	May 20, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	1a. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. 1b. Includes the aggregate offering price of additional shares of Class A common stock that the underwriters have the option to purchase to cover over-allotments, if any.